Quarterly Holdings Report
for
Fidelity® Growth Opportunities ETF
October 31, 2021
GOE-NPRT1-1221
1.9900249.100

Schedule of Investments October 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
COMMUNICATION SERVICES – 22.9%
Entertainment – 6.4%
Netflix, Inc. (a)	1,082	$ 746,915
Roku, Inc. (a)	3,204	976,900
Sea Ltd. ADR (a)	4,044	1,389,397
The Walt Disney Co. (a)	978	165,350
		3,278,562
Interactive Media & Services – 13.6%
Alphabet, Inc. Class A (a)	449	1,329,453
Alphabet, Inc. Class C (a)	1,027	3,045,476
Facebook, Inc. Class A (a)	4,524	1,463,831
fuboTV, Inc. (a)	4,610	137,424
Match Group, Inc. (a)	326	49,154
Snap, Inc. Class A (a)	7,619	400,607
ZoomInfo Technologies, Inc. Class A (a)	6,966	468,255
		6,894,200
Media – 1.4%
Comcast Corp. Class A	3,764	193,583
Magnite, Inc. (a)	14,343	387,691
TechTarget, Inc. (a)	1,620	152,782
		734,056
Wireless Telecommunication Services – 1.5%
T-Mobile US, Inc. (a)	6,524	750,456
TOTAL COMMUNICATION SERVICES		11,657,274
CONSUMER DISCRETIONARY – 13.6%
Automobiles – 2.3%
Tesla, Inc. (a)	1,052	1,171,928
Diversified Consumer Services – 0.1%
Arco Platform Ltd. Class A (a)	2,188	37,305
Hotels, Restaurants & Leisure – 0.7%
Airbnb, Inc. Class A (a)	2,104	359,069
Household Durables – 0.5%
Purple Innovation, Inc. (a)	11,275	217,608
The Lovesac Co. (a)	531	41,423
		259,031
Internet & Direct Marketing Retail – 7.0%
Amazon.com, Inc. (a)	790	2,664,220
Chewy, Inc. Class A (a)	5,058	383,396
DoorDash, Inc. Class A (a)	331	64,479
Farfetch Ltd. Class A (a)	837	32,819
Global-e Online Ltd. (a)	5,631	325,810
Porch Group, Inc. (a)	2,639	55,498
The Original BARK Co. (a)	1,829	13,461
		3,539,683
Leisure Products – 0.3%
Peloton Interactive, Inc. Class A (a)	1,743	159,380
Multiline Retail – 0.1%
Ollie's Bargain Outlet Holdings, Inc. (a)	525	35,521
Specialty Retail – 2.3%
Academy Sports & Outdoors, Inc. (a)	1,567	67,036

	Shares	Value

American Eagle Outfitters, Inc.	284	$ 6,742
Carvana Co. (a)	2,545	771,593
Dick's Sporting Goods, Inc.	2,240	278,231
Shift Technologies, Inc. (a)	8,943	61,081
		1,184,683
Textiles, Apparel & Luxury Goods – 0.3%
Capri Holdings Ltd. (a)	417	22,201
Lululemon Athletica, Inc. (a)	95	44,271
Tapestry, Inc.	1,826	71,177
		137,649
TOTAL CONSUMER DISCRETIONARY		6,884,249
CONSUMER STAPLES – 0.4%
Food & Staples Retailing – 0.4%
BJ's Wholesale Club Holdings, Inc. (a)	3,210	187,593
FINANCIALS – 1.9%
Banks – 1.1%
Wells Fargo & Co.	10,617	543,166
Capital Markets – 0.1%
Coinbase Global, Inc. Class A (a)	44	14,054
XP, Inc. Class A (a)	1,890	62,011
		76,065
Consumer Finance – 0.6%
Capital One Financial Corp.	946	142,874
LendingTree, Inc. (a)	909	146,704
		289,578
Insurance – 0.1%
Palomar Holdings, Inc. (a)	679	62,095
TOTAL FINANCIALS		970,904
HEALTH CARE – 11.9%
Biotechnology – 4.0%
Acceleron Pharma, Inc. (a)	572	99,631
Agios Pharmaceuticals, Inc. (a)	2,248	105,656
Allakos, Inc. (a)	299	30,073
Alnylam Pharmaceuticals, Inc. (a)	1,192	190,195
Applied Therapeutics, Inc. (a)	1,004	14,729
Argenx SE ADR (a)	350	105,686
Ascendis Pharma A/S ADR (a)	80	12,129
Aurinia Pharmaceuticals, Inc. (a)	3,044	100,696
Celldex Therapeutics, Inc. (a)	1,594	67,809
Cytokinetics, Inc. (a)	1,676	58,509
Erasca, Inc. (a)	1,429	28,266
Exelixis, Inc. (a)	2,591	55,732
Forma Therapeutics Holdings, Inc. (a)	1,441	26,745
Gritstone bio, Inc. (a)	2,017	22,167
Icosavax, Inc. (a)	617	16,141
Instil Bio, Inc. (a)	2,336	47,584
Keros Therapeutics, Inc. (a)	417	17,397
Mirati Therapeutics, Inc. (a)	450	85,059
Moderna, Inc. (a)	12	4,143

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Biotechnology – continued
Monte Rosa Therapeutics, Inc. (a)	451	$ 10,576
Neurocrine Biosciences, Inc. (a)	1,494	157,483
Nuvalent, Inc. (a)	1,075	26,262
Prelude Therapeutics, Inc. (a)	737	12,956
Protagonist Therapeutics, Inc. (a)	1,338	41,692
Regeneron Pharmaceuticals, Inc. (a)	781	499,793
Relay Therapeutics, Inc. (a)	1,326	44,089
Tenaya Therapeutics, Inc. (a)	1,240	31,880
TG Therapeutics, Inc. (a)	1,699	53,043
Vaxcyte, Inc. (a)	1,267	29,648
Zentalis Pharmaceuticals, Inc. (a)	822	66,122
		2,061,891
Health Care Equipment & Supplies – 2.7%
Boston Scientific Corp. (a)	10,841	467,572
Danaher Corp.	628	195,792
DexCom, Inc. (a)	338	210,645
Hologic, Inc. (a)	1,727	126,606
Insulet Corp. (a)	261	80,915
Novocure Ltd. (a)	1,216	124,725
Penumbra, Inc. (a)	328	90,709
TransMedics Group, Inc. (a)	2,656	72,854
		1,369,818
Health Care Providers & Services – 4.6%
agilon health, Inc. (a)	7,795	190,978
Alignment Healthcare, Inc. (a)	1,407	27,943
Cano Health, Inc. (a)	3,150	34,619
CareMax, Inc. (a)	3,738	34,651
Centene Corp. (a)	3,598	256,322
Humana, Inc.	1,139	527,539
LifeStance Health Group, Inc. (a)	22,084	264,566
Oak Street Health, Inc. (a)	7,813	369,008
UnitedHealth Group, Inc.	1,375	633,146
		2,338,772
Health Care Technology – 0.3%
GoodRx Holdings, Inc. Class A (a)	1,803	80,414
Inspire Medical Systems, Inc. (a)	277	74,673
		155,087
Life Sciences Tools & Services – 0.1%
10X Genomics, Inc. Class A (a)	64	10,321
Olink Holding AB ADR (a)	709	22,802
		33,123
Pharmaceuticals – 0.2%
Arvinas, Inc. (a)	684	59,221
IMARA, Inc. (a)	2,873	10,343
Terns Pharmaceuticals, Inc. (a)	1,853	17,603
		87,167
TOTAL HEALTH CARE		6,045,858

	Shares	Value
INDUSTRIALS – 3.9%
Building Products – 0.2%
The AZEK Co., Inc. (a)	2,015	$ 73,930
Commercial Services & Supplies – 0.1%
ACV Auctions, Inc. Class A (a)	3,313	64,504
Electrical Equipment – 0.5%
FREYR Battery S.A. (a)	2,435	24,666
Sunrun, Inc. (a)	4,017	231,701
		256,367
Marine – 0.2%
Eagle Bulk Shipping, Inc. (a)	614	26,433
Genco Shipping & Trading Ltd.	1,336	22,939
Golden Ocean Group Ltd.	5,783	52,625
		101,997
Professional Services – 0.0%
Legalzoomcom, Inc. (a)	337	9,450
Road & Rail – 2.9%
Lyft, Inc. Class A (a)	6,843	313,888
TuSimple Holdings, Inc. (a)	955	37,360
Uber Technologies, Inc. (a)	25,539	1,119,119
		1,470,367
TOTAL INDUSTRIALS		1,976,615
INFORMATION TECHNOLOGY – 43.3%
Electronic Equipment, Instruments & Components – 0.2%
Flex Ltd. (a)	5,924	100,116
Jabil, Inc.	345	20,686
		120,802
IT Services – 9.2%
Cloudflare, Inc. Class A (a)	351	68,347
Dlocal Ltd. (a)	1,680	81,497
EPAM Systems, Inc. (a)	125	84,155
Flywire Corp. (a)	1,535	72,820
Global Payments, Inc.	2,489	355,902
GoDaddy, Inc. Class A (a)	6,246	432,036
Marqeta, Inc. Class A (a)	4,910	150,246
Mastercard, Inc. Class A	554	185,878
MongoDB, Inc. (a)	473	246,570
Nuvei Corp. (a)(b)	2,088	250,945
Nuvei Corp. (a)(b)	805	96,938
Payoneer Global, Inc. (a)	2,158	16,293
PayPal Holdings, Inc. (a)	2,230	518,676
Remitly Global, Inc. (a)	1,451	44,430
Repay Holding Corp. (a)	6,912	145,221
Snowflake, Inc. Class A (a)	124	43,876
Square, Inc. Class A (a)	2,043	519,943
TaskUS, Inc. Class A (a)	2,334	135,139
TDCX, Inc. (a)	4,771	136,832
Thoughtworks Holding, Inc. (a)	2,038	58,878
Twilio, Inc. Class A (a)	673	196,085
Visa, Inc. Class A	935	198,005
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
IT Services – continued
Wix.com Ltd. (a)	3,415	$ 635,053
		4,673,765
Semiconductors & Semiconductor Equipment – 8.4%
Applied Materials, Inc.	3,208	438,373
Cirrus Logic, Inc. (a)	50	4,041
GLOBALFOUNDRIES, Inc. (a)	1,468	71,550
Lam Research Corp.	513	289,111
Marvell Technology, Inc.	4,219	289,002
Micron Technology, Inc.	8,379	578,989
NVIDIA Corp.	5,598	1,431,241
NXP Semiconductors N.V.	3,026	607,802
ON Semiconductor Corp. (a)	6,216	298,803
SolarEdge Technologies, Inc. (a)	540	191,527
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	417	47,413
		4,247,852
Software – 21.5%
Adobe, Inc. (a)	830	539,799
Alkami Technology, Inc. (a)	1,798	53,940
Anaplan, Inc. (a)	3,998	260,710
Autodesk, Inc. (a)	658	208,987
BTRS Holdings, Inc. (a)	5,473	47,013
Ceridian HCM Holding, Inc. (a)	2,000	250,500
Confluent, Inc. Class A (a)	296	20,113
Coupa Software, Inc. (a)	349	79,467
Digital Turbine, Inc. (a)	2,779	239,161
DocuSign, Inc. (a)	62	17,254
DoubleVerify Holdings, Inc. (a)	7,952	314,343
Dynatrace, Inc. (a)	6,558	491,850
Elastic N.V. (a)	973	168,825
Freshworks, Inc. (a)	237	11,909
Gitlab, Inc. (a)	229	25,694
HubSpot, Inc. (a)	564	456,970
Intapp, Inc. (a)	6,493	175,311
Intuit, Inc.	641	401,260
Latch, Inc. (a)	3,818	33,942
Lightspeed Commerce, Inc. (a)	3,780	368,440
Matterport, Inc. (a)	4,636	104,078
Microsoft Corp.	12,445	4,127,011
Monday.com Ltd. (a)	215	79,944
RingCentral, Inc. Class A (a)	390	95,074
Riskified Ltd. (a)	4,157	80,396
Salesforce.com, Inc. (a)	3,742	1,121,440
SentinelOne, Inc. Class A (a)	344	22,842

	Shares	Value

ServiceNow, Inc. (a)	486	$ 339,111
Synopsys, Inc. (a)	85	28,320
The Trade Desk, Inc. Class A (a)	1,400	104,874
UiPath, Inc. (a)	1,705	85,676
Viant Technology, Inc. Class A (a)	2,431	28,564
Workday, Inc. Class A (a)	751	217,775
Zoom Video Communications, Inc. Class A (a)	1,213	333,151
		10,933,744
Technology Hardware, Storage & Peripherals – 4.0%
Apple, Inc.	13,429	2,011,664
TOTAL INFORMATION TECHNOLOGY		21,987,827
MATERIALS – 1.5%
Metals & Mining – 1.5%
Freeport-McMoRan, Inc.	20,264	764,358
UTILITIES – 0.5%
Electric Utilities – 0.5%
Edison International	2,511	158,017
NextEra Energy, Inc.	1,255	107,089
TOTAL UTILITIES		265,106
TOTAL COMMON STOCKS (Cost $46,050,372)		50,739,784
Money Market Fund – 0.6%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (c) (Cost $317,651)	317,650	317,650
TOTAL INVESTMENT IN SECURITIES – 100.5% (Cost $46,368,023)		51,057,434
NET OTHER ASSETS (LIABILITIES) – (0.5%)		(268,392)
NET ASSETS – 100.0%		$ 50,789,042

Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $347,883 or 0.0% of net assets.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value
Quarterly Report	4

vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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7	Quarterly Report